File No.: 028-04701

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended DECEMBER 31, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE ALBYN PLACE, ABERDEEN AB10 1YG, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 5TH day of FEBRUARY, 2001.

                              ABERDEEN ASSET MANAGEMENT PLC
                              ------------------------------------------
                              (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1. ABERDEEN FUND MANAGERS INC.            028-04701
   ------------------------------       -------------
2. SCOTTISH PROVIDENT INSTITUTION         028-04701
   ------------------------------       -------------
3.
   ------------------------------       -------------

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended DECEMBER 31, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 5TH day of FEBRUARY, 2001.

                               ABERDEEN FUND MANAGERS INC.
                               ------------------------------------------
                               (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------


Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended DECEMBER 31, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attach ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 5th day of FEBRUARY, 2001.

                             SCOTTISH PROVIDENT INSTITUTION
                             ------------------------------------------
                             (Name of Institutional Investment Manager)

                              By: /s/ Beverley Hendry
                                  ----------------------------------------------
                                  Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
ABBOTT LABS                                Com Stk  002824100      1,308,885     27,000   0     27,000   0  1,2     27,000   0   0
ACE                                        Com Stk  G0070K103     19,902,737    465,100   0    465,100   0  1,2    465,100   0   0
ADOBE SYSTEMS                              Com Stk  00724F101     55,393,321    899,300   0    899,300   0  1,2    899,300   0   0
ADOLOR CORP                                Com Stk  00724X102        190,036      9,000   0      9,000   0  1,2      9,000   0   0
AES                                        Com Stk  00130H105     12,751,218    227,300   0    227,300   0  1,2    227,300   0   0
AETNA                                      Com Stk  00817Y108        982,038     24,000   0     24,000   0  1,2     24,000   0   0
AFFILIATED MANAGERS                        Com Stk  008252108        227,018      3,950   0      3,950   0  1,2      3,950   0   0
ALBERTSON'S                                Com Stk  013104104        540,496     21,000   0     21,000   0  1,2     21,000   0   0
AMERICAN EXPRESS                           Com Stk  025816109     15,121,639    280,162   0    280,162   0  1,2    280,162   0   0
AMERICAN GENERAL                           Com Stk  026351106      1,971,573     24,000   0     24,000   0  1,2     24,000   0   0
AMERICAN HOME PROD                         Com Stk  026609107      1,027,037     16,000   0     16,000   0  1,2     16,000   0   0
AMERICAN INTL GRP                          Com Stk  026874107     28,518,673    288,021   0    288,021   0  1,2    288,021   0   0
AMERICREDIT                                Com Stk  03060R101        155,177      5,400   0      5,400   0  1,2      5,400   0   0
AMGEN                                      Com Stk  031162100     53,840,088    810,768   0    810,768   0  1,2    810,768   0   0
ANADARKO PETROLEUM                         Com Stk  032511107     15,355,744    205,250   0    205,250   0  1,2    205,250   0   0
ANALOG DEVICES                             Com Stk  032654105     54,043,767  1,001,281   0  1,001,281   0  1,2  1,001,281   0   0
ANHEUSER BUSCH                             Com Stk  03664P105     13,483,193    297,700   0    297,700   0  1,2    297,700   0   0
APACHE CORP                                Com Stk  037411105        877,837     12,000   0     12,000   0  1,2     12,000   0   0
APPLE COMPUTER                             Com Stk  037833100      9,189,799    620,700   0    620,700   0  1,2    620,700   0   0
APPLERA CORP                               Com Stk  038020103     41,914,258    450,600   0    450,600   0  1,2    450,600   0   0
APPLIED MATERIALS                          Com Stk  038222105     30,648,248    777,500   0    777,500   0  1,2    777,500   0   0
ASM LITHOGRAPHY HLDG                       Com Stk  N07059111      1,359,111     58,800   0     58,800   0  1,2     58,800   0   0
AZUL HOLDINGS                              Com Stk  5500Q1067         35,350     10,100   0     10,100   0  1,2     10,100   0   0
BALLARD POWER SYSTEMS                      Com Stk  05858H104     31,011,608    460,500   0    460,500   0  1,2    460,500   0   0
BALLY TOTAL FITNESS                        Com Stk  05873K108        173,319      5,100   0      5,100   0  1,2      5,100   0   0
BANK OF NEW YORK                           Com Stk  064057102     21,398,846    378,500   0    378,500   0  1,2    378,500   0   0
BAXTER INTL LABS                           Com Stk  071813109      6,279,763     70,891   0     70,891   0  1,2     70,891   0   0
BEA SYSTEMS                                Com Stk  733251021     76,647,967  1,009,000   0  1,009,000   0  1,2  1,009,000   0   0
BIOPURE                                    Com Stk  09065H105        169,021      7,600   0      7,600   0  1,2      7,600   0   0
BLACK BOX                                  Com Stk  091826107        239,794      4,500   0      4,500   0  1,2      4,500   0   0
BRISTOL MYERS SQUIBB                       Com Stk  110122108      7,592,456    103,700   0    103,700   0  1,2    103,700   0   0
BROCADE COMMUNICATIONS                     Com Stk  111621108     59,630,607    624,800   0    624,800   0  1,2    624,800   0   0
BUCA                                       Com Stk  177691094         75,277      5,000   0      5,000   0  1,2      5,000   0   0
CALPINE                                    Com Stk  131347106      5,851,861    125,400   0    125,400   0  1,2    125,400   0   0
CAMPBELL SOUP                              Com Stk  134429109        978,290     29,000   0     29,000   0  1,2     29,000   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
CAPITAL ONE FINANCIAL                      Com Stk  4040H1059      7,673,761    117,100   0    117,100   0  1,2    117,100   0   0
CAPSTONE TURBINE                           Com Stk  14067D102        886,083     29,550   0     29,550   0  1,2     29,550   0   0
CATERPILLAR                                Com Stk  149123101        618,834     13,000   0     13,000   0  1,2     13,000   0   0
C-CUBE SEMICONDUCTOR                       Com Stk  125015107         18,647      1,500   0      1,500   0  1,2      1,500   0   0
CHASE MANHATTAN                            Com Stk  16161A108      2,822,433     60,160   0     60,160   0  1,2     60,160   0   0
CHURCH & DWIGHT                            Com Stk  171340102        157,601      6,800   0      6,800   0  1,2      6,800   0   0
CIENA                                      Com Stk  171779101     34,927,255    410,800   0    410,800   0  1,2    410,800   0   0
CIGNA                                      Com Stk  125509109     18,810,157    139,400   0    139,400   0  1,2    139,400   0   0
CINERGY                                    Com Stk  724741087      1,014,523     29,000   0     29,000   0  1,2     29,000   0   0
CISCO SYSTEMS                              Com Stk  17275R102     69,558,331  1,759,015   0  1,759,015   0  1,2  1,759,015   0   0
CITIGROUP                                  Com Stk  172967101     35,299,831    689,101   0    689,101   0  1,2    689,101   0   0
CLOROX                                     Com Stk  189054109        233,953      7,000   0      7,000   0  1,2      7,000   0   0
CNET                                       Com Stk  125945105         50,414      3,000   0      3,000   0  1,2      3,000   0   0
COLGATE-PALMOLIVE                          Com Stk  941621039     13,487,060    209,200   0    209,200   0  1,2    209,200   0   0
COMPAQ COMPUTER                            Com Stk  204493100      2,966,405    190,000   0    190,000   0  1,2    190,000   0   0
COMPUTER SCIENCES                          Com Stk  205363104         64,838      1,070   0      1,070   0  1,2      1,070   0   0
COMVERSE TECHNOLOGY                        Com Stk  205862402     40,594,785    354,900   0    354,900   0  1,2    354,900   0   0
CONOCO INC                                 Com Stk  208251306        108,001      3,702   0      3,702   0  1,2      3,702   0   0
COORS (ADOLPH)                             Com Stk  217016104        645,696      8,000   0      8,000   0  1,2      8,000   0   0
CORNING                                    Com Stk  193501051     26,264,259    478,300   0    478,300   0  1,2    478,300   0   0
CREE                                       Com Stk  225447101     25,999,792    689,060   0    689,060   0  1,2    689,060   0   0
CROWN CASTLE INTERNAT                      Com Stk  228227104      2,298,819     87,200   0     87,200   0  1,2     87,200   0   0
CVS                                        Com Stk  126650100      7,620,048    127,193   0    127,193   0  1,2    127,193   0   0
CYTYC CORP                                 Com Stk  232946103        213,987      3,300   0      3,300   0  1,2      3,300   0   0
DELL COMPUTERS                             Com Stk  247025109         33,581      1,873   0      1,873   0  1,2      1,873   0   0
DELPHI AUTOMOTIVE                          Com Stk  247126105         31,845      2,832   0      2,832   0  1,2      2,832   0   0
DIAMOND TECHNOLOGY                         Com Stk  252762109      5,863,056    184,750   0    184,750   0  1,2    184,750   0   0
DOMINION RESOURCES                         Com Stk  25746U109        535,248      8,000   0      8,000   0  1,2      8,000   0   0
DOW CHEMICAL                               Com Stk  260543103        575,968     15,160   0     15,160   0  1,2     15,160   0   0
DU PONT                                    Com Stk  260561105      7,427,902    150,700   0    150,700   0  1,2    150,700   0   0
DUKE ENERGY                                Com Stk  264399106     17,862,056    208,250   0    208,250   0  1,2    208,250   0   0
DYNEGY                                     Com Stk  26483B106      1,524,783     27,000   0     27,000   0  1,2     27,000   0   0
EDUCATION MANAGEMENT                       Com Stk  28139T101        141,921      3,700   0      3,700   0  1,2      3,700   0   0
EGL                                        Com Stk  270018104         47,753      1,950   0      1,950   0  1,2      1,950   0   0
EL PASO ENERGY                             Com Stk  283905107        877,837     12,000   0     12,000   0  1,2     12,000   0   0
ELECTRONIC DATA SYSTEMS                    Com Stk  285661104     49,532,926    874,200   0    874,200   0  1,2    874,200   0   0
EMC CORP                                   Com Stk  268648102     63,686,905    929,325   0    929,325   0  1,2    929,325   0   0
EMERSON ELECTRIC                           Com Stk  291011104      6,049,956     76,800   0     76,800   0  1,2     76,800   0   0
EMULEX                                     Com Stk  292475209        170,420      2,000   0      2,000   0  1,2      2,000   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
ENRON CORP                                 Com Stk  935611069     26,289,091    310,800   0    310,800   0  1,2    310,800   0   0
ENTERGY                                    Com Stk  29266R108      1,760,547     42,000   0     42,000   0  1,2     42,000   0   0
ESTEE LAUDER                               Com Stk  518439104      4,354,734    100,300   0    100,300   0  1,2    100,300   0   0
EXELON                                     Com Stk  30161N101        554,619      8,000   0      8,000   0  1,2      8,000   0   0
EXPRESS SCRIPTS                            Com Stk  302182100        210,776      2,000   0      2,000   0  1,2      2,000   0   0
EXXON MOBIL                                Com Stk  302290101     15,222,726    175,308   0    175,308   0  1,2    175,308   0   0
FAIRCHILD SEMI CONDUCTOR                   Com Stk  303726103      7,043,564    512,500   0    512,500   0  1,2    512,500   0   0
FANNIE MAE                                 Com Stk  313586109      1,664,137     19,137   0     19,137   0  1,2     19,137   0   0
FIRST DATA CORP                            Com Stk  319963104         53,010        981   0        981   0  1,2        981   0   0
FIRSTAR                                    Com Stk  33763V109         78,957      3,300   0      3,300   0  1,2      3,300   0   0
FLEXTRONICS INTERNATIONAL                  Com Stk  999000020     26,925,467    957,800   0    957,800   0  1,2    957,800   0   0
FORD MOTOR                                 Com Stk  345370100         26,590      1,097   0      1,097   0  1,2      1,097   0   0
FPL GROUP                                  Com Stk  302571104      5,579,552     78,900   0     78,900   0  1,2     78,900   0   0
FREDDIE MAC                                Com Stk  313400301     11,724,488    170,000   0    170,000   0  1,2    170,000   0   0
FYI                                        Com Stk  302712104         49,296      1,300   0      1,300   0  1,2      1,300   0   0
GATX                                       Com Stk  261448103        138,535      2,800   0      2,800   0  1,2      2,800   0   0
GENENTECH                                  Com Stk  368710406     53,084,694    633,200   0    633,200   0  1,2    633,200   0   0
GENERAL DYNAMICS                           Com Stk  369550108        767,764     10,000   0     10,000   0  1,2     10,000   0   0
GENERAL ELECTRIC                           Com Stk  369604103     40,082,224    827,893   0    827,893   0  1,2    827,893   0   0
GENZYME                                    Com Stk  372917104     17,517,446    201,300   0    201,300   0  1,2    201,300   0   0
GEORGIA PACIFIC                            Com Stk  373298108         39,137      1,226   0      1,226   0  1,2      1,226   0   0
GILLETTE                                   Com Stk  375766102      1,043,509     29,000   0     29,000   0  1,2     29,000   0   0
GUIDANT CORP                               Com Stk  401698105      1,170,165     21,580   0     21,580   0  1,2     21,580   0   0
HARMAN INTERNATIONAL                       Com Stk  413086109        182,314      4,800   0      4,800   0  1,2      4,800   0   0
HCA-HEALTHCARE                             Com Stk  404119109     17,567,559    393,900   0    393,900   0  1,2    393,900   0   0
HEALTH CARE REIT                           Com Stk  42217K106        166,172     10,000   0     10,000   0  1,2     10,000   0   0
HEALTH NET                                 Com Stk  42222G108      1,208,807     45,000   0     45,000   0  1,2     45,000   0   0
HOME DEPOT                                 Com Stk  437076102      1,180,810     27,080   0     27,080   0  1,2     27,080   0   0
HOT TOPIC                                  Com Stk  441339108        170,882      9,400   0      9,400   0  1,2      9,400   0   0
HOUSTON EXPLORATION                        Com Stk  442120101        196,782      5,000   0      5,000   0  1,2      5,000   0   0
I2 TECHNOLOGIES                            Com Stk  465754109     27,235,846    453,200   0    453,200   0  1,2    453,200   0   0
IDEC PHARMACEUTICALS                       Com Stk  493701050     42,242,041    214,800   0    214,800   0  1,2    214,800   0   0
ILLINOIS TOOL WORKS                        Com Stk  452308109        712,915     12,000   0     12,000   0  1,2     12,000   0   0
INFORMAX                                   Com Stk  45677N205         61,621      7,200   0      7,200   0  1,2      7,200   0   0
INHALE THERAPEUTIC                         Com Stk  457191104        147,830      2,900   0      2,900   0  1,2      2,900   0   0
INTEGRATED DEVICE                          Com Stk  581181066     24,601,047    677,800   0    677,800   0  1,2    677,800   0   0
INTEL CORP                                 Com Stk  458140100     34,359,215  1,111,123   0  1,111,123   0  1,2  1,111,123   0   0
IBM                                        Com Stk  459200101     37,276,708    437,469   0    437,469   0  1,2    437,469   0   0
JOHNSON & JOHNSON                          Com Stk  478160104      9,904,694     94,600   0     94,600   0  1,2     94,600   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
JUNIPER NETWORKS                           Com Stk  48203R104     42,177,622    304,400   0    304,400   0  1,2    304,400   0   0
KEYNOTE SYSTEMS                            Com Stk  493308100        122,430      8,200   0      8,200   0  1,2      8,200   0   0
KIMBERLY CLARK                             Com Stk  494368103         72,299      1,026   0      1,026   0  1,2      1,026   0   0
KROGER                                     Com Stk  501044101        723,597     27,000   0     27,000   0  1,2     27,000   0   0
L-3 COMMUNICATIONS                         Com Stk  52729N100      1,705,573     22,000   0     22,000   0  1,2     22,000   0   0
LAM RESEARCH                               Com Stk  512807108        110,817      7,300   0      7,300   0  1,2      7,300   0   0
LARGE SCALE BIOLOGY                        Com Stk  517053104         53,975      5,400   0      5,400   0  1,2      5,400   0   0
LEVEL 3 COMMUNICATIONS                     Com Stk  52729N100     18,780,396    550,600   0    550,600   0  1,2    550,600   0   0
LEXMARK INTL                               Com Stk  529771107      5,383,925    121,900   0    121,900   0  1,2    121,900   0   0
LILLY (ELI)                                Com Stk  532457108      1,442,141     15,747   0     15,747   0  1,2     15,747   0   0
LITTON INDUSTRIES                          Com Stk  538021106      2,516,817     32,000   0     32,000   0  1,2     32,000   0   0
LOCKHEED MARTIN                            Com Stk  539830109     18,852,612    550,700   0    550,700   0  1,2    550,700   0   0
LOEWS CORP                                 Com Stk  540424108        418,803      4,000   0      4,000   0  1,2      4,000   0   0
MACROMEDIA                                 Com Stk  556100105     17,492,858    285,150   0    285,150   0  1,2    285,150   0   0
MARSH & MCLENNAN                           Com Stk  717481023      9,744,088     83,100   0     83,100   0  1,2     83,100   0   0
MBNA                                       Com Stk  55262L100      8,258,717    225,600   0    225,600   0  1,2    225,600   0   0
MCDONALD'S CORP                            Com Stk  580135101        406,309     12,000   0     12,000   0  1,2     12,000   0   0
MCGRAW-HILL                                Com Stk  806451093     11,064,970    190,250   0    190,250   0  1,2    190,250   0   0
MEDIMMUNE                                  Com Stk  584699102      4,190,421     85,450   0     85,450   0  1,2     85,450   0   0
MEDTRONIC                                  Com Stk  585055106     20,957,434    343,726   0    343,726   0  1,2    343,726   0   0
MELLON FINANCIAL CORP                      Com Stk  893311077     16,183,679    316,700   0    316,700   0  1,2    316,700   0   0
MERCK                                      Com Stk  589331107      2,462,342     26,000   0     26,000   0  1,2     26,000   0   0
MERCURY INTERACTIVE                        Com Stk  589405109     31,398,280    299,350   0    299,350   0  1,2    299,350   0   0
MERRILL LYNCH                              Com Stk  590188108     17,183,855    251,666   0    251,666   0  1,2    251,666   0   0
METLIFE                                    Com Stk  9156R1086     19,485,215    555,000   0    555,000   0  1,2    555,000   0   0
METRIS                                     Com Stk  591598107         38,744      1,400   0      1,400   0  1,2      1,400   0   0
MGIC INVESTMENTS                           Com Stk  552848103         95,564      1,427   0      1,427   0  1,2      1,427   0   0
MICROCHIP TECHNOLOGY                       Com Stk  595017104         30,898      1,305   0      1,305   0  1,2      1,305   0   0
MICROMUSE                                  Com Stk  595094103     46,028,561    725,200   0    725,200   0  1,2    725,200   0   0
MICRON TECHNOLOGY                          Com Stk  595112103     37,756,157  1,051,100   0  1,051,100   0  1,2  1,051,100   0   0
MICROSOFT                                  Com Stk  594918104     34,157,765    766,874   0    766,874   0  1,2    766,874   0   0
MILLENIUM PHARMACEUTIC                     Com Stk  599902103      1,431,565     21,950   0     21,950   0  1,2     21,950   0   0
MINNESOTA MNG & MFG                        Com Stk  604059105      1,828,203     15,000   0     15,000   0  1,2     15,000   0   0
MONDAVI (ROBERT)                           Com Stk  609200100        156,676      3,000   0      3,000   0  1,2      3,000   0   0
MOTOROLA                                   Com Stk  620076109         54,274      2,609   0      2,609   0  1,2      2,609   0   0
NETWORK APPLIANCE                          Com Stk  64120L104     26,225,421    361,900   0    361,900   0  1,2    361,900   0   0
NORTHRUP GRUMMAN                           Com Stk  666807102        863,781     11,000   0     11,000   0  1,2     11,000   0   0
OMNICARE                                   Com Stk  819041087      1,315,632     60,000   0     60,000   0  1,2     60,000   0   0
OMNICOM                                    Com Stk  681919106         38,183        468   0        468   0  1,2        468   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
ON ASSIGNMENT                              Com Stk  682159108        117,945      4,000   0      4,000   0  1,2      4,000   0   0
ONEOK                                      Com Stk  826801036      1,061,314     21,000   0     21,000   0  1,2     21,000   0   0
OPENWAVE SYSTEMS                           Com Stk  683718100     26,092,658    534,800   0    534,800   0  1,2    534,800   0   0
ORACLE                                     Com Stk  68389X105     19,259,015    620,300   0    620,300   0  1,2    620,300   0   0
PEOPLESOFT                                 Com Stk  712713106     26,946,638    646,700   0    646,700   0  1,2    646,700   0   0
PEPSICO                                    Com Stk  134481081      9,287,384    190,600   0    190,600   0  1,2    190,600   0   0
PERFORMANCE FOOD                           Com Stk  713755106        160,799      3,000   0      3,000   0  1,2      3,000   0   0
PFIZER                                     Com Stk  717081103     31,675,310    692,682   0    692,682   0  1,2    692,682   0   0
PHARMACIA CORPORATION                      Com Stk  1713U1025     22,834,734    374,900   0    374,900   0  1,2    374,900   0   0
PHILIP MORRIS                              Com Stk  718154107     24,282,434    544,400   0    544,400   0  1,2    544,400   0   0
PMC SIERRA                                 Com Stk  69344F106      8,193,018    101,040   0    101,040   0  1,2    101,040   0   0
PRAXAIR                                    Com Stk  74005P104        576,288     13,048   0     13,048   0  1,2     13,048   0   0
PRECISE SOFTWARE                           Com Stk  001084912        171,919      6,400   0      6,400   0  1,2      6,400   0   0
PRECISION CASTPARTS                        Com Stk  740189105        167,621      3,900   0      3,900   0  1,2      3,900   0   0
PROBUSINESS SERVICES                       Com Stk  742674104        125,941      4,500   0      4,500   0  1,2      4,500   0   0
PROVIDIAN FINANCIAL                        Com Stk  74406A102        106,268      2,006   0      2,006   0  1,2      2,006   0   0
QLOGIC                                     Com Stk  747277101     26,939,392    317,550   0    317,550   0  1,2    317,550   0   0
QWEST COMMUNICATIONS                       Com Stk  491211097     16,399,478    407,000   0    407,000   0  1,2    407,000   0   0
RATIONAL SOFTWARE                          Com Stk  75605L104     33,427,723    759,000   0    759,000   0  1,2    759,000   0   0
RAYTHEON                                   Com Stk  751114082        243,885      8,000   0      8,000   0  1,2      8,000   0   0
REDBACK NETWORKS                           Com Stk  572091012     11,595,948    241,460   0    241,460   0  1,2    241,460   0   0
RELIANT ENERGY                             Com Stk  5952J1088      1,308,135     30,000   0     30,000   0  1,2     30,000   0   0
ROYAL CARIBBEAN CRUISES                    Com Stk  000886286        597,899     22,000   0     22,000   0  1,2     22,000   0   0
SAFEWAY                                    Com Stk  865142084     15,032,833    244,800   0    244,800   0  1,2    244,800   0   0
SANGAMO BIOSCIENCES                        Com Stk  800677106        107,137      4,900   0      4,900   0  1,2      4,900   0   0
SBC COMMUNICATIONS                         Com Stk  78387G103      8,139,044    172,793   0    172,793   0  1,2    172,793   0   0
SCHERING-PLOUGH                            Com Stk  806605101        115,724      2,007   0      2,007   0  1,2      2,007   0   0
SCHLUMBERGER                               Com Stk  068571086     24,216,272    297,500   0    297,500   0  1,2    297,500   0   0
SCIENTIFIC ATLANTA                         Com Stk  808655104     21,622,410    638,600   0    638,600   0  1,2    638,600   0   0
SEPRACOR                                   Com Stk  817315104     20,347,384    271,200   0    271,200   0  1,2    271,200   0   0
SHAW GROUP                                 Com Stk  820280105      1,741,356     34,800   0     34,800   0  1,2     34,800   0   0
SIEBEL SYSTEMS                             Com Stk  826170102     54,354,764    734,249   0    734,249   0  1,2    734,249   0   0
SL GREEN REALTY CORP                       Com Stk  78440X101        158,550      5,400   0      5,400   0  1,2      5,400   0   0
SOLECTRON                                  Com Stk  834182107      1,057,656     31,549   0     31,549   0  1,2     31,549   0   0
SOUTHERN                                   Com Stk  842587107        709,719     21,275   0     21,275   0  1,2     21,275   0   0
STILWELL FINANCIAL                         Com Stk  860831106      6,084,327    151,000   0    151,000   0  1,2    151,000   0   0
SUN MICROSYSTEMS                           Com Stk  866810104     44,725,030  1,546,300   0  1,546,300   0  1,2  1,546,300   0   0
SUNTRUST BANKS                             Com Stk  867914103        382,320      6,000   0      6,000   0  1,2      6,000   0   0
SWIFT ENERGY CO                            Com Stk  707381013         78,963      2,000   0      2,000   0  1,2      2,000   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
SYNQUEST                                   Com Stk  87160X100        133,337     18,400   0     18,400   0  1,2     18,400   0   0
SYNTROLEUM                                 Com Stk  871630109        107,137      7,000   0      7,000   0  1,2      7,000   0   0
TARGET                                     Com Stk  87612E106      7,001,349    218,895   0    218,895   0  1,2    218,895   0   0
TCF FINANCIAL                              Com Stk  872275102        162,823      3,600   0      3,600   0  1,2      3,600   0   0
TELLABS                                    Com Stk  879664100     18,948,311    338,900   0    338,900   0  1,2    338,900   0   0
TEXACO                                     Com Stk  881694103        901,295     14,500   0     14,500   0  1,2     14,500   0   0
TEXAS INSTRUMENTS                          Com Stk  890333107        220,388      4,432   0      4,432   0  1,2      4,432   0   0
TIFFANY & CO                               Com Stk  865471085      4,245,692    133,000   0    133,000   0  1,2    133,000   0   0
TIME WARNER                                Com Stk  887315109     16,088,517    300,300   0    300,300   0  1,2    300,300   0   0
TOSCO CORP                                 Com Stk  891490302         35,681      1,048   0      1,048   0  1,2      1,048   0   0
TRANSOCEAN SEDCO FOREX                     Com Stk  G90078109     10,801,522    232,400   0    232,400   0  1,2    232,400   0   0
TRANSWITCH                                 Com Stk  894065101     16,124,919    382,400   0    382,400   0  1,2    382,400   0   0
TYCO INTERNATIONAL                         Com Stk  902124106     16,810,533    302,694   0    302,694   0  1,2    302,694   0   0
UNITED HEALTHCARE                          Com Stk  91324P102     20,290,461    324,800   0    324,800   0  1,2    324,800   0   0
UNITED TECHNOLOGIES                        Com Stk  913017109      3,974,762     50,537   0     50,537   0  1,2     50,537   0   0
UNIVERSAL HEALTH SERVICE                   Com Stk  913903100        189,249      1,700   0      1,700   0  1,2      1,700   0   0
UNOCAL CORP                                Com Stk  915289103        519,063     13,003   0     13,003   0  1,2     13,003   0   0
USA EDUCATION                              Com Stk  0390U1025      1,990,319     30,000   0     30,000   0  1,2     30,000   0   0
UST                                        Com Stk  902911106        592,971     21,000   0     21,000   0  1,2     21,000   0   0
VANS                                       Com Stk  921930103        169,608     10,000   0     10,000   0  1,2     10,000   0   0
VARCO                                      Com Stk  922126107         77,437      3,562   0      3,562   0  1,2      3,562   0   0
VERISIGN                                   Com Stk  92343E102     15,028,444    188,829   0    188,829   0  1,2    188,829   0   0
VERITAS SOFTWARE                           Com Stk  923436109     23,206,648    243,275   0    243,275   0  1,2    243,275   0   0
VERIZON COMMUNICATIONS                     Com Stk  2343V1044        538,060     11,000   0     11,000   0  1,2     11,000   0   0
VIACOM N-VTG                               Com Stk  925524308      8,833,454    186,300   0    186,300   0  1,2    186,300   0   0
VIATEL                                     Com Stk  925529208        176,440     67,247   0     67,247   0  1,2     67,247   0   0
W.P. STEWART                               Com Stk  G84922106        182,789      7,000   0      7,000   0  1,2      7,000   0   0
WALGREEN                                   Com Stk  314221097      3,113,449     73,400   0     73,400   0  1,2     73,400   0   0
WAL MART                                   Com Stk  931142103     19,905,730    376,200   0    376,200   0  1,2    376,200   0   0
WATSON PHARMACEUTICAL                      Com Stk  942683103      1,199,748     23,000   0     23,000   0  1,2     23,000   0   0
WELLS FARGO                                Com Stk  949746101     11,596,123    208,100   0    208,100   0  1,2    208,100   0   0
WILLIAMS                                   Com Stk  969457100         54,799      1,360   0      1,360   0  1,2      1,360   0   0
WORLDCOM                                   Com Stk  98157D106         23,293      1,672   0      1,672   0  1,2      1,672   0   0
XILINX                                     Com Stk  983919101     30,990,159    638,450   0    638,450   0  1,2    638,450   0   0
YAHOO                                      Com Stk  984332106      8,883,524    286,700   0    286,700   0  1,2    286,700   0   0
                                                               -------------            ---                ----
COLUMN TOTALS                                                  2,532,953,861              0                 1,2